Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Trade payables	R 1,460	R 1,138
Current lease liabilities	206	260
Shaft related liabilities	1,826	1,367
Other liabilities	640	566
Short-term employee benefits accruals	1,093	968
Leave liabilities	904	848	R 794
Other accruals	298	116
Value added tax	225	214
Income and mining tax	72	152
Total current trade and other payables	R 6,724	R 5,629